Condensed Consolidated Statements of Cash Flows (Parenthetical) - CHF (SFr)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed Consolidated Statements of Cash Flows
Share of the net loss of associates	SFr 2,330,789	SFr 2,079,296